Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2022	2021	2020
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	183	291	286
Other short-term borrowings excluding overdrafts			78	3	84
Collateral received from derivative counterparties			89	93	288
Lease liabilities			228	233	192
0.25% Callable bond	euros	2021	–	–	614
0.875% Non-callable bond	euros	2021	–	–	919
Floating rate notes	US dollars	2022	–	250	–
2.375% Callable bond	US dollars	2022	–	999	–
0.3% Callable bond	US dollars	2023	1,399	–	–
2023 Floating bank loan	US dollars	2023	2,000	–	–
Floating rate notes	US dollars	2023	400	–	–
3.5% Callable bond	US dollars	2023	849	–	–
7% Guaranteed debentures	US dollars	2023	294	–	–
Other loans (including commercial paper)		Within one year	22	24	3
Total			5,542	1,893	2,386
Non-current liabilities
Lease liabilities			725	754	489
Floating rate notes	US dollars	2022	–	–	250
2.375% Callable bond	US dollars	2022	–	–	996
0.3% Callable bond	US dollars	2023	–	1,397	–
2023 Floating rate bank loan	US dollars	2023	–	1,998	–
Floating rate notes	US dollars	2023	–	400	400
3.5% Callable bond	US dollars	2023	–	848	847
7% Guaranteed debentures	US dollars	2023	–	320	339
0.75% Callable bond	euros	2024	957	1,014	1,102
0.7% Callable bond	US dollars	2024	1,598	1,598	–
2024 Floating rate bank loan	US dollars	2024	1,998	1,997	–
3.375% Callable bond	US dollars	2025	1,992	1,988	1,985
0.7% Callable bond	US dollars	2026	1,195	1,193	1,192
1.2% Callable bond	US dollars	2026	1,246	1,245	–
3.125% Callable bond	US dollars	2027	746	745	744
1.25% Callable bond	euros	2028	845	896	973
1.75% Callable bond	US dollars	2028	1,245	1,244	–
4% Callable bond	US dollars	2029	995	994	993
0.375% Callable bond	euros	2029	846	898	–
1.375% Callable bond	US dollars	2030	1,293	1,292	1,291
2.25% Callable bond	US dollars	2031	747	746	–
5.75% Non-callable bond	pounds sterling	2031	420	470	475
6.45% Callable bond	US dollars	2037	2,724	2,724	2,722
4% Callable bond	US dollars	2042	988	988	988
4.375% Callable bond	US dollars	2045	981	980	980
4.375% Callable bond	US dollars	2048	737	737	737
2.125% Callable bond	US dollars	2050	487	486	486
3% Callable bond	US dollars	2051	735	734	–
Other loans	US dollars		190	202	5
Total			23,690	28,888	17,994
Total interest-bearing loans and borrowings[1,2]			29,232	30,781	20,380

1	All loans and borrowings above are unsecured apart from $22m (2021: $24m) of current and $181m (2021: $188m) of non-current in 2022, both included within Other loans.
2	The $2bn USD 2023 floating rate bank loan and $2bn USD 2024 floating rate bank loan pay interest linked to 1 month USD LIBOR. The Group has the right to switch these loans to compounded daily USD Secured Overnight Funding Rate (SOFR) with five days notice. The loans will automatically switch to compounded SOFR on 30 June 2023 if the Group has not already switched before this date. All other floating rate debt is not impacted by LIBOR reference as it either uses non-LIBOR fixings or will mature before the relevant LIBOR rate is withdrawn.

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2022	2021	2020
	$m	$m	$m
At 1 January	30,781	20,380	18,227
Changes from financing cash flows
Issue of loans and borrowings	–	12,929	2,968
Repayment of loans and borrowings	(1,271)	(4,759)	(1,609)
Movement in short-term borrowings	74	(276)	288
Repayment of obligations under leases	(244)	(240)	(207)
Total changes in cash flows arising on financing activities from borrowings	(1,441)	7,654	1,440
Movement in overdrafts	(85)	31	138
New lease liabilities	253	503	174
Additions through business combinations	5	2,523	–
Exchange	(287)	(378)	363
Other movements	6	68	38
At 31 December	29,232	30,781	20,380

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

	Instruments in a		Instruments		Instruments			Total
	fair value hedge		designated		designated in		Amortised	carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	[3]	cost	value	value
	$m		$m		$m		$m	$m	$m
2020
Overdrafts	–		–		–		286	286	286
Lease liabilities due within one year	–		–		–		192	192	192
Lease liabilities due after more than one year	–		–		–		489	489	489
Loans and borrowings due within one year	371		–		614		923	1,908	1,922
Loans and borrowings due after more than one year	–		339		2,075		15,091	17,505	20,936
Total at 31 December 2020	371		339		2,689		16,981	20,380	23,825
2021
Overdrafts	–		–		–		291	291	291
Lease liabilities due within one year	–		–		–		233	233	233
Lease liabilities due after more than one year	–		–		–		754	754	754
Loans and borrowings due within one year	–		–		–		1,369	1,369	1,378
Loans and borrowings due after more than one year	–		320		1,910		25,904	28,134	30,596
Total at 31 December 2021	–		320		1,910		28,551	30,781	33,252
2022
Overdrafts	–		–		–		183	183	183
Lease liabilities due within one year	–		–		–		228	228	228
Lease liabilities due after more than one year	–		–		–		725	725	725
Loans and borrowings due within one year	–		294		–		4,837	5,131	5,105
Loans and borrowings due after more than one year	–		–		1,802		21,163	22,965	21,657
Total at 31 December 2022	–		294		1,802		27,136	29,232	27,898

[1]

Instruments designated as hedged items in a fair value hedge relationship relate to a designated euro 300m portion of our euro 750m 0.875% 2021 Non-callable bond which matured on 24 November 2021. The accumulated amount of fair value hedge adjustments to the bond was a loss of $10m.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.
[3]	Instruments designated in cash flow hedges are our euro 500m 0.25% Callable bond which matured in 2021, our euro 900m 0.75% 2024 Callable bond and our euro 800m 1.25% 2028 Callable bond.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2022			2021			2020
Loans and borrowings	4.3%	to	4.9%	0.1%	to	0.6%	(0.5)%	to	0.1%